                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02851

                           Van Kampen High Yield Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/06

Item 1. Reports to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the J.P. Morgan Global High Yield Index(R), the Lipper High Yield Bond Fund and the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap(R) from 8/31/96 through 8/31/06. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                                                              LEHMAN BROTHERS US
                                          VAN KAMPEN HIGH       J.P. MORGAN GLOBAL     LIPPER HIGH YIELD      CORP HIGH YIELD 2%
                                             YIELD FUND          HIGH YIELD INDEX       BOND FUND INDEX        ISSUER CAP INDEX
                                          ---------------       ------------------     -----------------      ------------------
8/96                                            9531                  10000                  10000                  10000
                                                9756                  10237                  10261                  10240
                                                9817                  10332                  10310                  10316
                                                9940                  10522                  10488                  10519
                                               10052                  10634                  10617                  10597
                                               10161                  10718                  10722                  10701
                                               10319                  10902                  10902                  10878
                                               10192                  10725                  10665                  10717
                                               10256                  10825                  10756                  10830
                                               10498                  11075                  11041                  11062
                                               10661                  11220                  11230                  11215
                                               10874                  11519                  11530                  11522
8/97                                           10907                  11526                  11556                  11496
                                               11157                  11755                  11836                  11724
                                               11040                  11739                  11790                  11733
                                               11192                  11844                  11876                  11845
                                               11282                  11951                  12016                  11958
                                               11523                  12136                  12249                  12174
                                               11662                  12230                  12364                  12245
                                               11837                  12352                  12543                  12361
                                               11943                  12414                  12582                  12409
                                               11978                  12431                  12568                  12451
                                               11942                  12457                  12591                  12496
                                               12050                  12562                  12677                  12567
8/98                                           11089                  11748                  11711                  11873
                                               10963                  11736                  11640                  11927
                                               10725                  11484                  11376                  11682
                                               11398                  12117                  12044                  12167
                                               11334                  12066                  12007                  12180
                                               11470                  12210                  12224                  12361
                                               11434                  12149                  12175                  12288
                                               11649                  12298                  12389                  12405
                                               11885                  12611                  12710                  12645
                                               11652                  12430                  12469                  12474
                                               11614                  12430                  12470                  12448
                                               11677                  12432                  12474                  12498
8/99                                           11578                  12308                  12348                  12359
                                               11540                  12219                  12251                  12270
                                               11542                  12152                  12216                  12189
                                               11669                  12350                  12431                  12333
                                               11777                  12471                  12580                  12471
                                               11821                  12424                  12518                  12418
                                               11904                  12473                  12607                  12441
                                               11728                  12260                  12389                  12180
                                               11703                  12258                  12335                  12199
                                               11568                  12084                  12115                  12075
                                               11830                  12322                  12339                  12321
                                               11894                  12430                  12361                  12415
8/00                                           11936                  12526                  12426                  12499
                                               11750                  12362                  12243                  12388
                                               11262                  11999                  11824                  11999
                                               10699                  11541                  11165                  11528
                                               10809                  11744                  11358                  11750
                                               11464                  12456                  12111                  12631
                                               11552                  12600                  12149                  12806
                                               11159                  12353                  11746                  12511
                                               10957                  12224                  11592                  12357
                                               11097                  12463                  11717                  12583
                                               10736                  12249                  11373                  12232
                                               10799                  12373                  11440                  12412
8/01                                           10857                  12533                  11490                  12560
                                               10094                  11706                  10679                  11717
                                               10282                  11999                  10924                  12004
                                               10630                  12407                  11271                  12441
                                               10523                  12391                  11241                  12391
                                               10440                  12481                  11268                  12478
                                               10030                  12388                  11068                  12308
                                               10244                  12668                  11287                  12605
                                               10343                  12860                  11406                  12804
                                               10220                  12816                  11292                  12740
                                                9525                  12355                  10656                  11976
                                                9109                  12012                  10307                  11464
8/02                                            9147                  12122                  10484                  11767
                                                9025                  11980                  10338                  11616
                                                8930                  11894                  10273                  11497
                                                9456                  12510                  10865                  12197
                                                9531                  12655                  10970                  12362
                                                9668                  12984                  11212                  12760
                                                9835                  13174                  11363                  12924
                                               10091                  13490                  11647                  13289
                                               10564                  14159                  12219                  14075
                                               10669                  14356                  12364                  14218
                                               10926                  14775                  12697                  14630
                                               10807                  14680                  12599                  14484
8/03                                           10909                  14826                  12768                  14639
                                               11202                  15235                  13078                  15038
                                               11433                  15518                  13371                  15340
                                               11569                  15736                  13526                  15571
                                               11835                  16134                  13861                  15919
                                               11970                  16429                  14083                  16225
                                               11941                  16442                  14055                  16188
                                               12011                  16570                  14108                  16298
                                               12015                  16509                  14076                  16189
                                               11852                  16253                  13859                  15913
                                               12024                  16500                  14053                  16141
                                               12197                  16708                  14166                  16360
8/04                                           12438                  16989                  14397                  16683
                                               12613                  17232                  14597                  16923
                                               12824                  17521                  14857                  17228
                                               12932                  17718                  15068                  17434
                                               13075                  17994                  15295                  17692
                                               13079                  17996                  15257                  17669
                                               13259                  18240                  15490                  17929
                                               12839                  17788                  15080                  17409
                                               12665                  17635                  14903                  17240
                                               12813                  17894                  15142                  17545
                                               13033                  18199                  15384                  17861
                                               13218                  18441                  15624                  18143
8/05                                           13296                  18553                  15699                  18200
                                               13153                  18397                  15597                  18038
                                               13011                  18256                  15469                  17877
                                               13126                  18383                  15610                  18017
                                               13242                  18551                  15753                  18182
                                               13359                  18781                  15957                  18399
                                               13477                  18955                  16091                  18579
                                               13520                  19069                  16157                  18657
                                               13601                  19204                  16250                  18773
                                               13565                  19222                  16215                  18748
                                               13489                  19124                  16124                  18643
                                               13609                  19300                  16246                  18804
8/06                                           13768                  19578                  16467                  19082

                              A SHARES              B SHARES              C SHARES           I SHARES
                            since 10/2/78         since 7/2/92          since 7/6/93       since 3/23/05
--------------------------------------------------------------------------------------------------------
                                      W/MAX                 W/MAX                 W/MAX
                                      4.75%                 4.00%                 1.00%
AVERAGE ANNUAL           W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES      W/O SALES
TOTAL RETURNS             CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES      CHARGES

Since Inception            7.31%       7.13%     5.21%       5.21%     4.21%      4.21%       4.55%
10-year                    3.75        3.25      3.09        3.09      2.95       2.95          --
5-year                     4.87        3.85      4.10        3.89      4.12       4.12          --
1-year                     3.55       -1.34      2.75       -1.10      2.83       1.87        3.82
--------------------------------------------------------------------------------------------------------

30-Day SEC Yield                6.68%                 6.20%                 6.32%              7.26%

THE PERFORMANCE DATA REPRESENTS PAST PERFORMANCE WHICH, IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. As a result of recent market activity, current performance may vary from the figures shown. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in years one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

J.P. Morgan Global High Yield Index is a broad-based index that reflects the general performance of the global high-yield corporate debt market including domestic and international issues. Lipper High Yield Bond Fund Index is an index of funds with similar return investment as this fund. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is generally representative of high yield securities. Indexes do not include any expenses, fees or sales charges, which would lower performance. Indexes are unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2006

MARKET CONDITIONS

In the early months of the reporting period, the economy continued to show resilience, inflation remained in check and the equity market improved. Together, these factors provided support for the high yield market, helping to keep returns in positive territory despite a declining appetite for corporate credit risk and rising interest rates.

In the first quarter of 2006, the high yield market benefited from a rekindled investor interest in adding risk, which was fueled by continued solid economic growth and a briskly rising equity market. The healthy gains in high yield came despite declining Treasury prices, tight credit spreads, moderate new issuance and outflows from mutual funds. Against this backdrop, the riskiest segment of the bond market--securities rated CCC and below--had the best showing, outperforming higher-quality issues.

Although returns dipped in the second quarter, the high yield market still fared better than most other asset classes, including equities. The low positive returns of high yield came despite robust new issuance, increased market volatility and lower Treasury prices. Lower-rated bonds continued to outperform their higher-rated counterparts, with CCC-rated securities turning in the best returns.

In the last months of the reporting period, high yield prices rebounded nicely as investors appeared confident that good economic growth and loose credit conditions would continue to be positive for high yield credits. High yield bonds again outpaced equities. However, because of their high correlation to Treasuries, which rallied in July, higher-quality fixed-income securities posted better overall returns than lower-rated, high yield bonds. Of note, the Federal Open Market Committee (the "Fed") finally paused in its two-year long series of interest-rate increases, electing not to raise the target federal funds rate at its August meeting.

Industry returns varied considerably across individual sectors, many of which were significantly influenced by individual companies. For example, the aerospace sector benefited from a rebound in airline issues, while poor performance of auto-related companies hindered the transportation sector. In the second half of the period, however, transportation and manufacturing were the best performing sectors due to strong gains by the auto industry. In July, the health care sector was hurt by the announcement that HCA, one of the larger issuers in high yield, had agreed to be bought out in a highly leveraged transaction.

PERFORMANCE ANALYSIS

The fund returned 3.55 percent for the 12 months ended August 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Lehman Brothers U.S. High Yield 2% Issuer Cap Index, the J.P. Morgan Global High Yield Index and the Lipper High Yield Bond Fund Index, returned 4.82 percent,
5.21 percent and 4.90 percent for the period, respectively.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2006

------------------------------------------------------------------------------------
                                                LEHMAN
                                               BROTHERS
                                              U.S. HIGH    J.P. MORGAN     LIPPER
                                               YIELD 2%      GLOBAL      HIGH YIELD
                                              ISSUER CAP   HIGH YIELD     BOND FUND
      CLASS A   CLASS B   CLASS C   CLASS I     INDEX         INDEX         INDEX

       3.55%     2.75%     2.83%     3.82%      4.82%         5.21%         4.90%
------------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

In general, the fund was overweighted versus the benchmark, the Lehman Brothers U.S. High Yield 2% Issuer Cap Index, in the chemicals and food/tobacco sectors, and underweighted in utilities throughout the reporting year which detracted from performance. Early in the period, the fund was also underweight versus the index in the transportation sector, which was beneficial to performance given the struggles in the auto industry. From January through August, the fund had an overweight in transportation companies relative to the index, which helped performance as the sector rebounded. Strong security selection in the sector, as well as in the utilities sector, also added to performance. On a less positive note, security selection in forest products detracted from performance.

In regard to credit risk, the fund's overall average credit quality was in line with the Lehman Brothers U.S. High Yield 2% Issuer Cap Index early in the period but its yield-to-maturity was comparatively lower, signifying less relative credit risk. We began reducing the risk in the portfolio in order to take advantage of our belief that high yield prices may move lower and that spreads, which were tighter than historical averages, may widen. We continued this defensive strategy throughout the duration of the reporting period, which tempered the fund's returns from February through May, but was additive to performance over the last three months of the period when higher-rated bonds outperformed lower-quality issues.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

RATINGS ALLOCATIONS AS OF 8/31/06
A/A                                                               0.6%
BBB/Baa                                                           4.4
BB/Ba                                                            33.5
B/B                                                              53.8
CCC/Caa                                                           6.8
Non-Rated                                                         0.9

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/06
Energy                                                           10.1%
Transportation                                                    8.6
Healthcare                                                        8.3
Utility                                                           7.8
Chemicals                                                         6.9
Gaming & Leisure                                                  6.7
Cable                                                             5.1
Forest Products                                                   5.1
Diversified Media                                                 4.5
Food & Tobacco                                                    4.3
Manufacturing                                                     2.9
Metals                                                            2.9
Telecommunications                                                2.9
Services                                                          2.7
Housing                                                           2.6
Information Technology                                            2.5
Consumer Products                                                 2.2
Food & Drug                                                       1.9
Aerospace                                                         1.7
Wireless Communications                                           1.7
Retail                                                            1.6
Broadcasting                                                      0.8
Financial                                                         0.6
Sovereigns                                                        0.6
Apparel, Accessories & Luxury Goods                               0.2
Integrated Telecommunication Services                             0.0*
Alternative Carriers                                              0.0*
Broadcasting & Cable TV                                           0.0*
IT Consulting & Other Services                                    0.0*
Wireless Telecommunication Services                               0.0*
                                                                -----
Total Long-Term Investments                                      95.2%
Short-Term Investments                                            3.0
Other Assets in Excess of Liabilities                             1.8
                                                                -----
Total Net Assets                                                100.0%

*Amounts are less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations are as a percentage of corporate debt obligations. Industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/06 - 8/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   3/1/06           8/31/06       3/1/06-8/31/06
Class A
  Actual......................................    $1,000.00        $1,021.59          $4.74
  Hypothetical................................     1,000.00         1,020.51           4.74
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,017.62           8.59
  Hypothetical................................     1,000.00         1,016.71           8.59
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,015.21           8.43
  Hypothetical................................     1,000.00         1,016.81           8.44
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,022.87           3.42
  Hypothetical................................     1,000.00         1,021.81           3.41
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.93%, 1.69%, 1.66% and 0.67% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 22, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving a proposed reduction in the advisory fee rate effective June 1, 2005. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006

PAR
AMOUNT
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
----------------------------------------------------------------------------------------------
           CORPORATE BONDS  93.8%
           AEROSPACE  1.7%
$ 4,645    Hexcel Corp. ...................................   6.750%   02/01/15   $  4,401,137
  6,440    K & F Acquisition, Inc. ........................   7.750    11/15/14      6,440,000
                                                                                  ------------
                                                                                    10,841,137
                                                                                  ------------
           BROADCASTING  0.8%
  3,740    Lin Television Corp. ...........................   6.500    05/15/13      3,468,850
  1,645    Lin Television Corp., Ser B.....................   6.500    05/15/13      1,525,737
                                                                                  ------------
                                                                                     4,994,587
                                                                                  ------------
           CABLE  5.1%
  4,815    Cablecom Luxembourg SCA, (Euro) (Luxembourg)
           (a).............................................   9.375    04/15/14      6,901,272
  6,005    Cablevision Systems Corp. (Floating Rate
           Coupon).........................................   9.620    04/01/09      6,432,856
  1,839    CCH I, LLC......................................  11.000    10/01/15      1,641,307
  5,320    Echostar DBS Corp. .............................   6.375    10/01/11      5,193,650
  1,290    Echostar DBS Corp. .............................   6.625    10/01/14      1,243,237
    460    Intelsat Subsidiary Holding Co., Ltd.
           (Bermuda).......................................   8.250    01/15/13        461,150
  4,315    Intelsat Subsidiary Holding Co., Ltd.
           (Bermuda).......................................   8.625    01/15/15      4,379,725
  3,255    Intelsat Subsidiary Holding Co., Ltd. (Floating
           Rate Coupon) (Bermuda)..........................  10.484    01/15/12      3,320,100
    655    NTL Cable, Plc (United Kingdom).................   8.750    04/15/14        682,837
    360    NTL Cable, Plc (United Kingdom).................   9.125    08/15/16        374,400
    898    PanAmSat Corp. .................................   9.000    08/15/14        918,205
                                                                                  ------------
                                                                                    31,548,739
                                                                                  ------------
           CHEMICALS  6.9%
  2,855    Cognis Deutschland GmbH & Co. (Euro) (Floating
           Rate Coupon) (Germany) (a)......................   7.816    11/15/13      3,749,124
  4,950    Equistar Chemicals, LP..........................  10.125    09/01/08      5,247,000
    620    Equistar Chemicals, LP..........................  10.625    05/01/11        669,600
    952    Huntsman International, LLC.....................  10.125    07/01/09        975,800
  4,000    Huntsman International, LLC (Euro)..............  10.125    07/01/09      5,252,713
  3,345    Innophos Investments Holdings, Inc. (b).........  13.405    02/15/15      3,478,567
  3,245    Innophos, Inc. .................................   8.875    08/15/14      3,261,225
  2,585    Koppers Holdings, Inc. (c)...................... 0/9.875    11/15/14      1,919,362
  1,730    Koppers, Inc. ..................................   9.875    10/15/13      1,881,375
  1,930    Millennium America, Inc. .......................   9.250    06/15/08      1,983,075
  2,775    Nalco Co. ......................................   7.750    11/15/11      2,837,437
  3,960    Nalco Co. ......................................   8.875    11/15/13      4,098,600
  2,268    Rockwood Specialties Group, Inc. ...............  10.625    05/15/11      2,443,770
  1,390    Rockwood Specialties Group, Inc. (Euro) (United
           Kingdom) (a)....................................   7.625    11/15/14      1,838,674
  2,940    Westlake Chemical Corp. ........................   6.625    01/15/16      2,807,700
                                                                                  ------------
                                                                                    42,444,022
                                                                                  ------------

See Notes to Financial Statements                                             11

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
----------------------------------------------------------------------------------------------
           CONSUMER PRODUCTS  2.2%
$ 8,210    Levi Strauss & Co. (Floating Rate Coupon).......  10.258%   04/01/12   $  8,517,875
  2,295    Oxford Industrials, Inc. .......................   8.875    06/01/11      2,329,425
  2,632    Tempur Pedic, Inc. .............................  10.250    08/15/10      2,770,180
                                                                                  ------------
                                                                                    13,617,480
                                                                                  ------------
           DIVERSIFIED MEDIA  4.5%
  1,155    Advanstar Communications, Inc. .................  10.750    08/15/10      1,253,175
  2,840    AMC Entertainment, Inc. (Floating Rate
           Coupon).........................................   9.655    08/15/10      2,939,400
  6,187    CanWest Media, Inc. (Canada)....................   8.000    09/15/12      6,016,710
  2,282    Dex Media East/Finance Corp., LLC...............  12.125    11/15/12      2,555,840
  3,587    Dex Media West/Finance Corp., LLC, Ser B........   9.875    08/15/13      3,869,476
  3,290    Houghton Mifflin Co. ...........................   8.250    02/01/11      3,339,350
  2,070    Houghton Mifflin Co. ...........................   9.875    02/01/13      2,152,800
  1,525    Nebraska Book Co., Inc. ........................   8.625    03/15/12      1,399,187
  4,290    Quebecor World Capital Corp. (Canada) (a).......   8.750    03/15/16      4,054,050
                                                                                  ------------
                                                                                    27,579,988
                                                                                  ------------
           ENERGY  10.1%
  4,925    Chaparral Energy, Inc. .........................   8.500    12/01/15      4,986,562
  6,870    CHC Helicopter Corp. (Canada)...................   7.375    05/01/14      6,492,150
    960    Chesapeake Energy Corp. ........................   7.625    07/15/13        984,000
  4,360    Chesapeake Energy Corp. ........................   7.500    09/15/13      4,425,400
  2,325    Chesapeake Energy Corp. ........................   6.375    06/15/15      2,220,375
  3,200    Chesapeake Energy Corp. ........................   6.625    01/15/16      3,088,000
  1,645    Compagnie Generale de Geophysique SA (France)...   7.500    05/15/15      1,645,000
  5,120    El Paso Production Holding Co. .................   7.750    06/01/13      5,222,400
  1,800    Hanover Compressor Co. .........................   8.625    12/15/10      1,881,000
    890    Hanover Compressor Co. .........................   9.000    06/01/14        947,850
    109    Hanover Equipment Trust, Ser A..................   8.500    09/01/08        111,452
  3,042    Hanover Equipment Trust, Ser B..................   8.750    09/01/11      3,178,890
  2,731    Hilcorp Energy/Finance Corp. (a)................  10.500    09/01/10      2,976,790
  5,460    Hilcorp Energy/Finance Corp. (a)................   7.750    11/01/15      5,391,750
  3,460    Husky Oil Ltd. (Canada).........................   8.900    08/15/28      3,676,856
  1,863    Magnum Hunter Resources, Inc. ..................   9.600    03/15/12      1,979,438
  6,170    Massey Energy Co. ..............................   6.875    12/15/13      5,753,525
  3,450    Pacific Energy Partners.........................   7.125    06/15/14      3,501,750
  4,020    Pogo Producing Co. .............................   6.875    10/01/17      3,849,150
                                                                                  ------------
                                                                                    62,312,338
                                                                                  ------------
           FINANCIAL  0.6%
  3,395    Residential Capital Corp. ......................   6.375    06/30/10      3,427,320
                                                                                  ------------

           FOOD & DRUG  1.9%
  1,025    Albertson's, Inc. ..............................   7.500    02/15/11      1,033,760
  3,750    Albertson's, Inc. ..............................   7.250    05/01/13      3,660,638
  2,625    Delhaize America, Inc. .........................   8.125    04/15/11      2,826,143
  3,672    Kroger Co. (a)..................................   8.500    07/15/17      3,965,432
                                                                                  ------------
                                                                                    11,485,973
                                                                                  ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
----------------------------------------------------------------------------------------------
           FOOD & TOBACCO  4.3%
$ 3,125    Michael Foods, Inc. ............................   8.000%   11/15/13   $  3,203,125
  7,095    Pilgrim's Pride Corp. ..........................   9.625    09/15/11      7,467,488
  4,720    Pilgrim's Pride Corp. ..........................   9.250    11/15/13      4,767,200
  4,595    Reynolds American, Inc. (a).....................   6.500    07/15/10      4,655,107
  4,950    Smithfield Foods, Inc. .........................   7.000    08/01/11      4,993,313
  1,080    Smithfield Foods, Inc., Ser B...................   8.000    10/15/09      1,125,900
    450    Smithfield Foods, Inc., Ser B...................   7.750    05/15/13        462,375
                                                                                  ------------
                                                                                    26,674,508
                                                                                  ------------
           FOREST PRODUCTS  5.1%
  3,815    Covalence Specialty Materials Corp. (a).........  10.250    03/01/16      3,681,475
  1,490    Crown Americas..................................   7.625    11/15/13      1,504,900
  1,975    Crown European Holdings SA (Euro) (France)......   6.250    09/01/11      2,675,761
  3,840    Graham Packaging Co., Inc. .....................   8.500    10/15/12      3,734,400
  3,965    Graham Packaging Co., Inc. .....................   9.875    10/15/14      3,836,138
  4,870    Graphic Packaging International, Inc. ..........   9.500    08/15/13      4,918,700
  1,535    JSG Funding Plc (Euro) (Ireland)................  10.125    10/01/12      2,165,679
    114    Owens-Brockway Glass Containers, Inc. ..........   8.875    02/15/09        117,705
  2,100    Owens-Illinois, Inc. ...........................   7.350    05/15/08      2,110,500
  5,540    Owens-Illinois, Inc. ...........................   7.500    05/15/10      5,512,300
  1,085    P.H. Glatfelter (a).............................   7.125    05/01/16      1,075,005
                                                                                  ------------
                                                                                    31,332,563
                                                                                  ------------
           GAMING & LEISURE  6.7%
    993    Ceasars Entertainment...........................   8.875    09/15/08      1,043,891
    475    Ceasars Entertainment...........................   7.000    04/15/13        490,959
  4,240    Host Marriott LP................................   7.125    11/01/13      4,303,600
  5,365    Host Marriott LP................................   6.375    03/15/15      5,177,225
  6,935    Isle of Capri Casinos, Inc. ....................   7.000    03/01/14      6,622,925
  5,440    Las Vegas Sands Corp. ..........................   6.375    02/15/15      5,086,400
  9,470    MGM Mirage, Inc. ...............................   6.000    10/01/09      9,304,275
  1,835    Starwood Hotels & Resorts Worldwide, Inc. ......   7.875    05/01/12      1,995,563
  3,005    Station Casinos, Inc. ..........................   6.000    04/01/12      2,888,556
  3,795    Station Casinos, Inc. ..........................   6.875    03/01/16      3,534,094
  1,085    Station Casinos, Inc. ..........................   7.750    08/15/16      1,124,331
                                                                                  ------------
                                                                                    41,571,819
                                                                                  ------------
           HEALTHCARE  8.3%
  3,180    AmerisourceBergen Corp. ........................   5.625    09/15/12      3,110,339
  5,310    Community Health Systems, Inc. .................   6.500    12/15/12      4,991,400
  3,275    DaVita, Inc. ...................................   6.625    03/15/13      3,209,500
  4,895    Fisher Scientific International, Inc. ..........   6.125    07/01/15      4,864,406
  6,805    Fresenius Medical Care Capital Trust IV.........   7.875    06/15/11      6,975,125
    940    HCA, Inc. ......................................   8.750    09/01/10        949,400
  1,205    HCA, Inc. ......................................   6.300    10/01/12      1,012,200
  2,545    HCA, Inc. ......................................   5.750    03/15/14      1,985,100
  3,635    HCA, Inc. ......................................   6.500    02/15/16      2,880,738

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
----------------------------------------------------------------------------------------------
           HEALTHCARE (CONTINUED)
$ 3,980    Medcath Holdings Corp. .........................   9.875%   07/15/12   $  4,238,700
  2,655    National Mentor Holdings, Inc. (a)..............  11.250    07/01/14      2,747,925
  3,680    Omnicare, Inc. .................................   6.750    12/15/13      3,551,200
  1,480    Tenet Healthcare Corp. .........................   7.375    02/01/13      1,324,600
    900    Tenet Healthcare Corp. .........................   9.875    07/01/14        882,000
  4,900    VWR International, Inc. ........................   6.875    04/15/12      4,802,000
  3,975    Warner Chilcott Corp. ..........................   8.750    02/01/15      3,994,875
                                                                                  ------------
                                                                                    51,519,508
                                                                                  ------------
           HOUSING  2.6%
    968    Goodman Global Holdings, Inc., Ser B (Floating
           Rate Coupon)....................................   8.329    06/15/12        970,420
  1,180    Interface, Inc. ................................   7.300    04/01/08      1,187,375
  1,435    Interface, Inc. ................................  10.375    02/01/10      1,569,531
  4,465    Interface, Inc. ................................   9.500    02/01/14      4,610,113
  5,130    Nortek, Inc. ...................................   8.500    09/01/14      4,796,550
  1,870    Technical Olympic USA, Inc. ....................   9.000    07/01/10      1,813,900
  1,612    Technical Olympic USA, Inc. ....................  10.375    07/01/12      1,450,800
                                                                                  ------------
                                                                                    16,398,689
                                                                                  ------------
           INFORMATION TECHNOLOGY  1.9%
  5,045    Iron Mountain, Inc. ............................   8.625    04/01/13      5,177,431
  2,300    Iron Mountain, Inc. ............................   7.750    01/15/15      2,288,500
    525    Iron Mountain, Inc. ............................   6.625    01/01/16        490,875
  3,540    Sungard Data Systems, Inc. .....................   9.125    08/15/13      3,672,750
    320    Sungard Data Systems, Inc. (Floating Rate
           Coupon).........................................   9.973    08/15/13        336,000
                                                                                  ------------
                                                                                    11,965,556
                                                                                  ------------
           MANUFACTURING  2.9%
  2,185    General Cable Corp. ............................   9.500    11/15/10      2,348,875
  1,959    JohnsonDiversey, Inc. (Euro) (Luxembourg).......   9.625    05/15/12      2,622,712
  4,463    JohnsonDiversey, Inc., Ser B....................   9.625    05/15/12      4,418,370
  2,574    Manitowoc Co., Inc. ............................  10.500    08/01/12      2,779,920
  2,440    Propex Fabrics, Inc. ...........................  10.000    12/01/12      2,214,300
  3,475    RBS Global & Rexnord Corp. (a)..................   9.500    08/01/14      3,509,750
                                                                                  ------------
                                                                                    17,893,927
                                                                                  ------------
           METALS  2.9%
  1,340    Foundation PA Coal Co. .........................   7.250    08/01/14      1,309,850
  7,050    Novelis, Inc. (Canada) (a)......................   8.250    02/15/15      6,732,750
  2,445    SGL Carbon Luxembourg SA (Euro) (Luxembourg)
           (a).............................................   8.500    02/01/12      3,414,328
  5,992    UCAR Finance, Inc. .............................  10.250    02/15/12      6,321,560
                                                                                  ------------
                                                                                    17,778,488
                                                                                  ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
----------------------------------------------------------------------------------------------
           RETAIL  1.6%
$ 3,110    Brown Shoe Co., Inc. ...........................   8.750%   05/01/12   $  3,218,850
  5,005    Linens 'n Things, Inc. (Floating Rate Coupon)
           (a).............................................  11.132    01/15/14      4,692,188
  2,020    Phillips Van-Heusen Corp. ......................   7.250    02/15/11      2,025,050
                                                                                  ------------
                                                                                     9,936,088
                                                                                  ------------
           SERVICES  2.7%
  5,715    Allied Waste North America, Inc. ...............   6.375    04/15/11      5,572,125
  1,850    Allied Waste North America, Inc. ...............   7.875    04/15/13      1,882,375
  1,437    Allied Waste North America, Inc., Ser B.........   9.250    09/01/12      1,544,775
  1,500    Buhrmann US, Inc. ..............................   8.250    07/01/14      1,507,500
  1,590    Buhrmann US, Inc. ..............................   7.875    03/01/15      1,550,250
  3,625    MSW Energy Holdings LLC, Ser B..................   7.375    09/01/10      3,661,250
    985    MSW Energy Holdings/Finance.....................   8.500    09/01/10      1,019,475
                                                                                  ------------
                                                                                    16,737,750
                                                                                  ------------
           TELECOMMUNICATIONS  2.9%
  3,986    Axtel SA (Mexico)...............................  11.000    12/15/13      4,504,180
  6,030    Exodus Communications, Inc. (d) (e) (f).........  11.250    07/01/08              0
    770    Exodus Communications, Inc. (d) (e) (f).........  11.625    07/15/10              0
  4,000    Exodus Communications, Inc. (Euro) (d) (e)
           (f).............................................  11.375    07/15/08              0
  8,250    GST Network Funding, Inc. (d) (e) (f)...........  10.500    05/01/08            825
  1,320    Nordic Telephone Co. Holdings (Denmark) (a).....   8.875    05/01/16      1,379,400
  4,000    Park N View, Inc., Ser B (d) (e) (f)............  13.000    05/15/08              0
  4,405    Qwest Communications International, Inc.
           (Floating Rate Coupon)..........................   8.905    02/15/09      4,493,100
    990    Qwest Corp. ....................................   5.625    11/15/08        982,575
  1,100    TDC A S (Euro) (Denmark)........................   6.500    04/19/12      1,437,582
  4,480    Wind Acquisition Finance SA (Luxembourg) (a)....  10.750    12/01/15      4,888,800
                                                                                  ------------
                                                                                    17,686,462
                                                                                  ------------
           TRANSPORTATION  8.6%
  6,725    Amsted Industries, Inc. (a).....................  10.250    10/15/11      7,296,625
  3,435    Arvinmeritor, Inc. .............................   8.750    03/01/12      3,366,300
  4,800    Ford Motor Co. .................................   7.450    07/16/31      3,792,000
  3,675    Ford Motor Credit Co. ..........................   5.800    01/12/09      3,522,374
  4,450    General Motors Acceptance Corp. ................   4.375    12/10/07      4,329,142
  6,220    General Motors Acceptance Corp. ................   6.875    09/15/11      6,132,348
  1,690    General Motors Corp. ...........................   7.125    07/15/13      1,449,175
  4,095    General Motors Corp. ...........................   8.375    07/15/33      3,450,038
  5,720    Petro Stopping Centers, LP......................   9.000    02/15/12      5,777,200
  8,425    Sonic Automotive, Inc., Ser B...................   8.625    08/15/13      8,403,938
  5,471    TRW Automotive, Inc. ...........................   9.375    02/15/13      5,867,648
                                                                                  ------------
                                                                                    53,386,788
                                                                                  ------------
           UTILITY  7.8%
    740    AES Corp. ......................................   9.375    09/15/10        802,900
    528    AES Corp. ......................................   8.875    02/15/11        567,600
    925    AES Corp. ......................................   7.750    03/01/14        957,375
  3,035    AES Corp. (a)...................................   9.000    05/15/15      3,289,181

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                       COUPON    MATURITY      VALUE
----------------------------------------------------------------------------------------------
           UTILITY (CONTINUED)
$ 5,930    CMS Energy Corp. ...............................   7.500%   01/15/09   $  6,122,725
  2,825    Colorado Interstate Gas Co. ....................   6.800    11/15/15      2,813,886
  2,585    IPALCO Enterprises, Inc. .......................   8.375    11/14/08      2,681,938
  1,355    IPALCO Enterprises, Inc. .......................   8.625    11/14/11      1,460,013
  4,645    Monongahela Power Co. ..........................   5.000    10/01/06      4,642,115
  2,945    Nevada Power Co., Ser A.........................   8.250    06/01/11      3,240,766
  2,515    Nevada Power Co., Ser G.........................   9.000    08/15/13      2,754,121
    995    Northwest Pipeline Corp. .......................   8.125    03/01/10      1,039,775
  5,549    Ormat Funding Corp. ............................   8.250    12/30/20      5,618,206
  4,030    PSEG Energy Holdings............................   8.625    02/15/08      4,171,050
  1,955    Southern Natural Gas Co. .......................   8.875    03/15/10      2,060,662
  6,210    Williams Cos., Inc. ............................   7.875    09/01/21      6,349,725
                                                                                  ------------
                                                                                    48,572,038
                                                                                  ------------
           WIRELESS COMMUNICATIONS  1.7%
  3,085    American Tower Corp. ...........................   7.500    05/01/12      3,154,413
  3,090    American Tower Corp. ...........................   7.125    10/15/12      3,144,075
  4,040    UbiquiTel Operating Co. ........................   9.875    03/01/11      4,413,700
                                                                                  ------------
                                                                                    10,712,188
                                                                                  ------------

TOTAL CORPORATE BONDS  93.8%...................................................    580,417,956
                                                                                  ------------

           FOREIGN CONVERTIBLE CORPORATE OBLIGATION  0.6%
  3,980    Nortel Networks Corp. (Canada)..................   4.250    09/01/08      3,785,975
                                                                                  ------------

           FOREIGN GOVERNMENT OBLIGATION  0.6%
 32,575    Mexico (United Mexican States) (Peso)
           (Mexico)........................................  10.000    12/05/24      3,421,092
                                                                                  ------------


DESCRIPTION                                                                        VALUE
--------------------------------------------------------------------------------------------
EQUITIES  0.2%
DecisionOne Corp. (19,895 Common Shares) (f) (g).............................              0
Doe Run Resources Corp. (29 Common Stock Warrants) (f) (g)...................        146,515
HCI Direct, Inc. (106,250 Common Shares Class A) (f) (g).....................      1,275,000
HF Holdings, Inc. (36,820 Common Stock Warrants) (f) (g).....................              0
Hosiery Corp. of America, Inc. (1,000 Common Shares Class A) (a) (f) (g).....              0
Jazztel, Plc (5,000 Common Stock Warrants) (Euro) (United Kingdom) (a) (f)
  (g)........................................................................              0
OpTel, Inc. (3,275 Common Shares) (a) (f) (g)................................              0
Park N View, Inc. (4,000 Common Stock Warrants) (a) (e) (f) (g)..............              0
Reunion Industries, Inc. (107,947 Common Stock Warrants) (f) (g).............              0
Ventelo, Inc. (73,021 Common Shares) (Euro) (United Kingdom) (a) (f) (g).....              0
Viatel Holding Bermuda Ltd. (7,852 Common Shares) (Bermuda) (g)..............            216
VS Holdings, Inc. (946,962 Common Shares) (f) (g)............................              0
XO Holdings, Inc. (3,469 Common Shares) (g)..................................         16,027

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued


DESCRIPTION                                                                        VALUE
--------------------------------------------------------------------------------------------
EQUITIES (CONTINUED)
XO Holdings, Inc., Ser A (6,941 Common Stock Warrants) (g)...................   $      6,073
XO Holdings, Inc., Ser B (5,205 Common Stock Warrants) (g)...................          2,993
XO Holdings, Inc., Ser C (5,205 Common Stock Warrants) (g)...................          1,978
                                                                                ------------

TOTAL EQUITIES...............................................................      1,448,802
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  95.2%
  (Cost $624,970,297)........................................................    589,073,825
REPURCHASE AGREEMENT  3.0%
State Street Bank & Trust Co. ($18,747,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.10%, dated 08/31/06, to be sold on 09/01/06 at $18,749,656)
  (Cost $18,747,000).........................................................     18,747,000
                                                                                ------------

TOTAL INVESTMENTS  98.2%
  (Cost $643,717,297)........................................................    607,820,825
FOREIGN CURRENCY  0.0%
  (Cost $1,095)..............................................................          1,094
OTHER ASSETS IN EXCESS OF LIABILITIES  1.8%..................................     10,977,911
                                                                                ------------

NET ASSETS  100.0%...........................................................   $618,799,830
                                                                                ============

Percentages are calculated as a percentage of net assets.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Payment-in-kind security.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d) Non-income producing as security is in default.

(e) This borrower has filed for protection in federal bankruptcy court.

(f) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(g) Non-income producing security as this stock currently does not declare dividends.

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF AUGUST 31, 2006:

                                                                                    UNREALIZED
                                                   IN EXCHANGE                     APPRECIATION/
                                                       FOR        CURRENT VALUE    DEPRECIATION
SHORT CONTRACTS:
Euro Currency
  11,073,000 expiring 9/27/06....................     US $         $14,209,883       $(254,581)
  12,546,000 expiring 9/27/06....................     US $          16,100,171        (294,469)
                                                                                     ---------
                                                                                     $(549,050)
                                                                                     =========

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2006

ASSETS:
Total Investments (Cost $643,717,297).......................  $  607,820,825
Foreign Currency (Cost $1,095)..............................           1,094
Cash........................................................             103
Receivables:
  Interest..................................................      12,708,082
  Fund Shares Sold..........................................       1,914,208
Other.......................................................         301,612
                                                              --------------
    Total Assets............................................     622,745,924
                                                              --------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       1,223,125
  Income Distributions......................................         972,029
  Distributor and Affiliates................................         338,869
  Investment Advisory Fee...................................         212,098
Forward Foreign Currency Contracts..........................         549,050
Trustees' Deferred Compensation and Retirement Plans........         391,967
Accrued Expenses............................................         258,956
                                                              --------------
    Total Liabilities.......................................       3,946,094
                                                              --------------
NET ASSETS..................................................  $  618,799,830
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,225,870,716
Accumulated Undistributed Net Investment Income.............      (3,780,148)
Net Unrealized Depreciation.................................     (37,098,761)
Accumulated Net Realized Loss...............................    (566,191,977)
                                                              --------------
NET ASSETS..................................................  $  618,799,830
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $457,745,028 and 131,307,908 shares of
    beneficial interest issued and outstanding).............  $         3.49
    Maximum sales charge (4.75%* of offering price).........             .17
                                                              --------------
    Maximum offering price to public........................  $         3.66
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $115,758,717 and 33,021,621 shares of
    beneficial interest issued and outstanding).............  $         3.51
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $43,622,129 and 12,601,990 shares of
    beneficial interest issued and outstanding).............  $         3.46
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,673,956 and 480,044 shares of
    beneficial interest issued and outstanding).............  $         3.49
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2006

INVESTMENT INCOME:
Interest....................................................  $ 53,163,828
Dividends...................................................         2,451
Other.......................................................       912,286
                                                              ------------
    Total Income............................................    54,078,565
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,170,684, $1,513,622 and $429,390,
  respectively).............................................     3,113,696
Investment Advisory Fee.....................................     2,719,921
Shareholder Services........................................     1,379,011
Custody.....................................................        61,649
Trustees' Fees and Related Expenses.........................        45,781
Legal.......................................................        19,361
Other.......................................................       390,507
                                                              ------------
    Total Expenses..........................................     7,729,926
    Less Credits Earned on Cash Balances....................        60,555
                                                              ------------
    Net Expenses............................................     7,669,371
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 46,409,194
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $(10,282,462)
  Swap Contracts............................................       125,670
  Foreign Currency Transactions.............................      (340,147)
                                                              ------------
Net Realized Loss...........................................   (10,496,939)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (16,043,354)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(26,540,293)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 19,868,901
                                                              ============

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE            FOR THE
                                                             YEAR ENDED         YEAR ENDED
                                                           AUGUST 31, 2006    AUGUST 31, 2005
                                                           ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................   $  46,409,194      $  51,865,645
Net Realized Gain/Loss...................................     (10,496,939)         3,062,032
Net Unrealized Depreciation During the Period............     (16,043,354)       (12,909,658)
                                                            -------------      -------------
Change in Net Assets from Operations.....................      19,868,901         42,018,019
                                                            -------------      -------------

Distributions from Net Investment Income:
  Class A Shares.........................................     (35,559,226)       (35,174,855)
  Class B Shares.........................................     (10,076,519)       (12,164,487)
  Class C Shares.........................................      (3,035,788)        (3,384,973)
  Class I Shares.........................................        (481,065)           (82,724)
                                                            -------------      -------------
Total Distributions......................................     (49,152,598)       (50,807,039)
                                                            -------------      -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......     (29,283,697)        (8,789,020)
                                                            -------------      -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................     137,558,848        489,332,752
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................      35,523,788         37,014,423
Cost of Shares Repurchased...............................    (325,876,260)      (298,295,554)
                                                            -------------      -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......    (152,793,624)       228,051,621
                                                            -------------      -------------
TOTAL INCREASE/DECREASE IN NET ASSETS....................    (182,077,321)       219,262,601
NET ASSETS:
Beginning of the Period..................................     800,877,151        581,614,550
                                                            -------------      -------------
End of the Period (Including accumulated undistributed
  net investment income of $(3,780,148) and $(1,552,606),
  respectively)..........................................   $ 618,799,830      $ 800,877,151
                                                            =============      =============

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED AUGUST 31,
CLASS A SHARES                               -----------------------------------------------
                                              2006      2005      2004      2003      2002
                                             -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $ 3.63    $ 3.64    $ 3.43    $ 3.15    $  4.23
                                             ------    ------    ------    ------    -------
  Net Investment Income....................     .25(a)    .26       .26       .29        .39
  Net Realized and Unrealized Gain/Loss....    (.13)     (.02)      .21       .29      (1.01)
                                             ------    ------    ------    ------    -------
Total from Investment Operations...........     .12       .24       .47       .58       (.62)
                                             ------    ------    ------    ------    -------
Less:
  Distributions from Net Investment
    Income.................................     .26       .25       .25       .24        .43
  Return of Capital Distributions..........     -0-       -0-       .01       .06        .03
                                             ------    ------    ------    ------    -------
Total Distributions........................     .26       .25       .26       .30        .46
                                             ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD.........  $ 3.49    $ 3.63    $ 3.64    $ 3.43    $  3.15
                                             ======    ======    ======    ======    =======

Total Return (b)...........................   3.55%     6.89%    14.02%    19.26%    -15.75%
Net Assets at End of the Period (In
  millions)................................  $457.7    $532.0    $379.5    $408.7    $ 308.5
Ratio of Expenses to Average Net Assets
  (c)......................................    .92%     1.06%     1.06%     1.12%      1.08%
Ratio of Net Investment Income to Average
  Net Assets...............................   7.04%     7.11%     7.45%     8.36%     10.39%
Portfolio Turnover.........................     44%       84%       88%       95%        83%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended August 31, 2006.

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED AUGUST 31,
CLASS B SHARES                               -----------------------------------------------
                                              2006      2005      2004      2003      2002
                                             -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $ 3.65    $ 3.65    $ 3.44    $ 3.16    $  4.24
                                             ------    ------    ------    ------    -------
  Net Investment Income....................     .22(a)    .25       .23       .25        .35
  Net Realized and Unrealized Gain/Loss....    (.13)     (.02)      .21       .30      (1.01)
                                             ------    ------    ------    ------    -------
Total from Investment Operations...........     .09       .23       .44       .55       (.66)
                                             ------    ------    ------    ------    -------
Less:
  Distributions from Net Investment
    Income.................................     .23       .23       .22       .21        .39
  Return of Capital Distributions..........     -0-       -0-       .01       .06        .03
                                             ------    ------    ------    ------    -------
Total Distributions........................     .23       .23       .23       .27        .42
                                             ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD.........  $ 3.51    $ 3.65    $ 3.65    $ 3.44    $  3.16
                                             ======    ======    ======    ======    =======

Total Return (b)...........................   2.75%     6.36%    12.79%    18.27%    -16.12%
Net Assets at End of the Period (In
  millions)................................  $115.8    $191.0    $160.7    $175.6    $ 168.8
Ratio of Expenses to Average Net Assets
  (c)......................................   1.68%     1.83%     1.82%     1.89%      1.84%
Ratio of Net Investment Income to Average
  Net Assets...............................   6.28%     6.33%     6.70%     7.68%      9.67%
Portfolio Turnover.........................     44%       84%       88%       95%        83%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended August 31, 2006.

See Notes to Financial Statements                                             23

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED AUGUST 31,
CLASS C SHARES                                ---------------------------------------------
                                              2006     2005      2004      2003      2002
                                              ---------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $3.60    $3.61    $ 3.41    $ 3.13    $  4.20
                                              -----    -----    ------    ------    -------
  Net Investment Income.....................    .22(a)   .25       .23       .25        .35
  Net Realized and Unrealized Gain/Loss.....   (.12)    (.03)      .20       .30      (1.00)
                                              -----    -----    ------    ------    -------
Total from Investment Operations............    .10      .22       .43       .55       (.65)
                                              -----    -----    ------    ------    -------
Less:
  Distributions from Net Investment
    Income..................................    .24      .23       .22       .21        .39
  Return of Capital Distributions...........    -0-      -0-       .01       .06        .03
                                              -----    -----    ------    ------    -------
Total Distributions.........................    .24      .23       .23       .27        .42
                                              -----    -----    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD..........  $3.46    $3.60    $ 3.61    $ 3.41    $  3.13
                                              =====    =====    ======    ======    =======

Total Return (b)............................  2.83%(d) 6.17%(d) 12.98%(d) 18.14%(e) -16.04%
Net Assets at End of the Period (In
  millions).................................  $43.6    $54.5    $ 41.4    $ 41.5    $  36.7
Ratio of Expenses to Average Net Assets
  (c).......................................  1.64%(d) 1.82%(d)  1.81%(d)  1.86%      1.84%
Ratio of Net Investment Income to Average
  Net Assets................................  6.32%(d) 6.34%(d)  6.71%(d)  7.68%(e)   9.68%
Portfolio Turnover..........................    44%      84%       88%       95%        83%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended August 31, 2006.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

(e) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .01%.

 24                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            MARCH 23, 2005
                                                             YEAR ENDED    (COMMENCEMENT OF
CLASS I SHARES                                               AUGUST 31,     OPERATIONS) TO
                                                                2006       AUGUST 31, 2005
                                                             ------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $3.63            $3.65
                                                               -----            -----
  Net Investment Income.....................................     .26(a)           .12
  Net Realized and Unrealized Loss..........................    (.13)            (.02)
                                                               -----            -----
Total from Investment Operations............................     .13              .10
Less Distributions from Net Investment Income...............     .27              .12
                                                               -----            -----
NET ASSET VALUE, END OF THE PERIOD..........................   $3.49            $3.63
                                                               =====            =====

Total Return (b)............................................   3.82%            2.69%*
Net Assets at End of the Period (In millions)...............   $ 1.7            $23.3
Ratio of Expenses to Average Net Assets (c).................    .63%             .85%
Ratio of Net Investment Income to Average Net Assets........   7.37%            6.97%
Portfolio Turnover..........................................     44%              84%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expense, the ratio would decrease by .01% for the year ended August 31, 2006.

See Notes to Financial Statements                                             25

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Fund (the "Fund"), formerly known as Van Kampen High Income Corporate Bond Fund, is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to maximize current income. Capital appreciation is a secondary objective which is sought only when consistent with the Fund's primary investment objective. The Fund commenced investment operations on October 2, 1978. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Forward foreign currency contracts are valued using quoted foreign exchange rates. Credit default swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At August 31, 2006, there were no when-issued, delayed delivery, or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts on debt securities are accreted and premiums are amortized over the expected life of each applicable security. Other income is comprised primarily of consent fees. Consent fees are earned as compensation for agreeing to changes in terms of debt instruments. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At August 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $559,992,005 which will expire according to the following schedule:

AMOUNT                                                          EXPIRATION
$ 15,213,979................................................  August 31, 2007
  33,682,013................................................  August 31, 2008
  51,935,293................................................  August 31, 2009
 138,518,165................................................  August 31, 2010
 165,406,856................................................  August 31, 2011
 117,018,188................................................  August 31, 2012
  32,804,299................................................  August 31, 2013
   5,413,212................................................  August 31, 2014

    Part of the capital loss carryforward referred to above was acquired due to a merger with another regulated investment company. Please see Footnote 3 for details.

    At August 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $646,367,161
                                                              ============
Gross tax unrealized appreciation...........................  $ 15,993,008
Gross tax unrealized depreciation...........................   (54,539,344)
                                                              ------------
Net tax unrealized depreciation on investments..............  $(38,546,336)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included in ordinary income for tax purposes.

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

    The tax character of distributions paid during the years ended August 31, 2006 and 2005 was as follows:

                                                                 2006           2005
Distributions paid from:
  Ordinary income...........................................  $49,344,799    $50,502,624
  Long-term capital gain....................................          -0-            -0-
                                                              -----------    -----------
                                                              $49,344,799    $50,502,624
                                                              ===========    ===========

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences of $894,224 relating to consent fee income received from tender offers and $13,003 relating to the Fund's investment in other Regulated Investment Companies have been reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent book and tax difference of $310,452 relating to net realized losses on foreign currency transactions has been reclassified from accumulated net realized loss to accumulated undistributed net investment income. A permanent book and tax difference of $125,671 relating to income from swap transactions has been reclassified from accumulated net realized loss to accumulated undistributed net investment income. Permanent book and tax differences of $935,071 and $660,296 relating to book to tax amortization differences were reclassified from accumulated undistributed net investment loss to accumulated net realized loss and net unrealized depreciation, respectively. Also, a permanent book and tax difference of $12,503 relating to net realized losses on paydowns of mortgage pool obligations were reclassified from accumulated undistributed net investment income to accumulated net realized loss. Finally, a permanent book and tax difference of $6,411,333 relating to the portion of capital loss carry-forward expiring in the current year has been reclassified from accumulated net realized loss to capital.

    As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,345,993

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of post October losses which are not recognized for tax purposes until the first day of the following fiscal year and the deferral of losses relating to wash sales transactions.

F. EXPENSE REDUCTIONS During the year ended August 31, 2006, the Fund's custody and accounting fees were reduced by $51,797 and $8,758, respectively, as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Asset and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................      .420%
Next $250 million...........................................      .345
Next $250 million...........................................      .295
Next $1 billion.............................................      .270
Next $1 billion.............................................      .245
Over $3 billion.............................................      .220

    For the year ended August 31, 2006, the Fund recognized expenses of approximately $19,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended August 31, 2006, the Fund recognized expenses of approximately $48,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2006, the Fund recognized expenses of approximately $1,094,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $262,423 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $103,400 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $274,800. Sales charges do not represent expenses to the Fund.

3. CAPITAL TRANSACTIONS

For the years ended August 31, 2006 and 2005, transactions were as follows:

                                            FOR THE                         FOR THE
                                           YEAR ENDED                      YEAR ENDED
                                        AUGUST 31, 2006                 AUGUST 31, 2005
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................   29,290,990    $ 103,011,978     86,725,464    $ 320,410,088
  Class B.......................    5,193,622       18,355,586     28,208,023      105,232,841
  Class C.......................    4,549,191       15,796,883     10,910,339       40,075,471
  Class I.......................      115,790          394,401      6,506,107       23,614,352
                                  -----------    -------------    -----------    -------------
Total Sales.....................   39,149,593    $ 137,558,848    132,349,933    $ 489,332,752
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................    7,372,644    $  25,916,242      7,137,575    $  26,066,021
  Class B.......................    1,998,462        7,065,215      2,331,043        8,551,256
  Class C.......................      590,646        2,061,273        637,802        2,314,420
  Class I.......................      136,311          481,058         22,802           82,726
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....   10,098,063    $  35,523,788     10,129,222    $  37,014,423
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (52,016,777)   $(183,438,639)   (51,466,042)   $(188,120,153)
  Class B.......................  (26,554,629)     (93,925,102)   (22,114,193)     (81,191,619)
  Class C.......................   (7,670,401)     (26,835,230)    (7,880,798)     (28,567,020)
  Class I.......................   (6,186,212)     (21,677,289)      (114,754)        (416,762)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (92,428,019)   $(325,876,260)   (81,575,787)   $(298,295,554)
                                  ===========    =============    ===========    =============

    On December 17, 2004, the Fund acquired all of the assets and liabilities of the Van Kampen High Yield Fund ("High Yield") through a tax free reorganization approved by High Yield shareholders on December 7, 2004. The Fund issued 49,903,883, 21,224,359 and 7,028,101 shares of Classes A, B and C valued at $186,141,484, $79,591,347 and $26,074,256, respectively, in exchange for High
Yield's net assets. The shares of High Yield were converted into Fund shares at ratios of 1 to 1.515, 1 to 1.514 and 1 to 1.529 for Classes A, B and C, respectively. Net unrealized appreciation of High Yield as of December 17, 2004 was $3,802,196. The Fund assumed High Yield's book to tax amortization differences, which resulted in a $660,296 decrease to accumulated undistributed net investment income and a corresponding increase to net unrealized appreciation. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended August 31, 2005. Combined net assets of both funds on the day of reorganization were $893,763,227. Included

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

in these net assets was a capital loss carryforward of $166,397,364, deferred compensation of $155,071, the deferral of losses related to wash sale transactions of $290,140, non-accrual interest income of $864,492 and marked to market $821,478, all carried forward from the High Yield Fund.

4. REDEMPTION FEE

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sales or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the year ended August 31, 2006, the Fund received redemption fees of approximately $21,400, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $287,795,818 and $444,478,411, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments, to earn income, to facilitate portfolio management and to mitigate risks. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment basis involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FORWARD FOREIGN CURRENCY CONTRACTS A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forward foreign currency contracts. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

B. CREDIT DEFAULT SWAPS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on swap contracts on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swaps is reported as unrealized gains or losses on the Statement of Operations.

    Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $2,081,100 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action

VAN KAMPEN HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The impact to the Fund's financial statements, if any, is currently being assessed.

VAN KAMPEN HIGH YIELD FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen High Yield Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen High Yield Fund (the "Fund"), including the portfolio of investments, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen High Yield Fund at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
October 13, 2006

VAN KAMPEN HIGH YIELD FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN HIGH YIELD FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)            Trustee      Trustee     Chairman and Chief             71       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (68)          Trustee      Trustee     Prior to January 1999,         71       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN HIGH YIELD FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Rod Dammeyer (65)             Trustee      Trustee     President of CAC, L.L.C.,      71       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Quidel
San Diego, CA 92122-6223                               advisory services. Prior                Corporation, Stericycle,
                                                       to February 2001, Vice                  Inc., Ventana Medical
                                                       Chairman and Director of                Systems, Inc., and GATX
                                                       Anixter International,                  Corporation, and Trustee
                                                       Inc., a global                          of The Scripps Research
                                                       distributor of wire,                    Institute. Prior to
                                                       cable and communications                January 2005, Trustee of
                                                       connectivity products.                  the University of Chicago
                                                       Prior to July 2000,                     Hospitals and Health
                                                       Managing Partner of                     Systems. Prior to April
                                                       Equity Group Corporate                  2004, Director of
                                                       Investment (EGI), a                     TheraSense, Inc. Prior to
                                                       company that makes                      January 2004, Director of
                                                       private investments in                  TeleTech Holdings Inc.
                                                       other companies.                        and Arris Group, Inc.
                                                                                               Prior to May 2002,
                                                                                               Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN HIGH YIELD FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (58)       Trustee      Trustee     Managing Partner of            71       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

R. Craig Kennedy (54)         Trustee      Trustee     Director and President of      71       Trustee/Director/Managing
1744 R Street, NW                          since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (70)            Trustee      Trustee     Prior to 1998, President       71       Trustee/Director/Managing
14 Huron Trace                             since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN HIGH YIELD FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)           Trustee      Trustee     President of Nelson            71       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (65)     Trustee      Trustee     President Emeritus and         71       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           71       Trustee/Director/Managing
(64)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN HIGH YIELD FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                  NUMBER OF
                                                                                  FUNDS IN
                                            TERM OF                                 FUND
                                           OFFICE AND                              COMPLEX
                              POSITION(S)  LENGTH OF                              OVERSEEN
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)       BY       OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS         TRUSTEE    HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm       71       Trustee/Director/
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,               Managing General
Chicago, IL 60606                                      Meagher & Flom LLP, legal              Partner of funds in
                                                       counsel to funds in the                the Fund Complex.
                                                       Fund Complex.                          Director of the
                                                                                              Abraham Lincoln
                                                                                              Presidential Library
                                                                                              Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN HIGH YIELD FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                                   Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN HIGH YIELD FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (37)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2006  Chief Financial Officer and Treasurer of Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and of Funds in the Fund
                                                                   Complex from January 2005 to August 2005 and since September
                                                                   2006.

                          Notice to Fund Shareholders

    As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

    On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

    In light of this decision by Judge Owen--as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds--plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

    All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than November 29, 2006, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

  Van Kampen High Yield Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen High Yield Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen High Yield Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  28, 128, 228
                                                                 HYI ANR 10/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-02826P-Y08/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES .............   $42,400                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ..   $     0         $  706,000(2)
   TAX FEES ............   $ 2,800(3)      $   75,537(4)
   ALL OTHER FEES ......   $     0         $  749,041(5)
TOTAL NON-AUDIT FEES ...   $ 2,800         $1,530,578
TOTAL ..................   $45,200         $1,530,578

2005

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES .............   $41,000               N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $     0          $280,000(2)
   TAX FEES ............   $ 2,500(3)       $ 58,688(4)
   ALL OTHER FEES ......   $     0          $655,125(5)
TOTAL NON-AUDIT FEES ...   $ 2,500          $993,813
TOTAL ..................   $43,500          $993,813

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards and assistance with compliance policies and procedures.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Yield Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 19, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: October 19, 2006